ASSETS AND LIABILITIES IN FORREIGN CURRENCY	12 Months Ended
Dec. 31, 2019
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
ASSETS AND LIABILITIES IN FORREIGN CURRENCY
18.	ASSETS AND LIABILITIES IN FORREIGN CURRENCY

The balances in foreign currency as of December 31, 2019 and 2018 are detailed below:

	2019					2018
	Foreign currency and amount (in thousands)		Exchange rate		Amount in local currency	Foreign currency and amount (in thousands)		Amount in local currency

CURRENT ASSETS

Cash and cash equivalents	US$	143,920	59.690	(1)	8,590,585	US$	361,017	20,826,043

Derivative financial instruments	US$	4,591	59.690	(1)	274,024	US$	5,821	335,773

Other financial assets at amortized cost	US$	17,433	59.690	(1)	1,040,605		-	-

Trade receivables	US$	43,091	59.690	(1)	2,572,102	US$	30,380	1,752,536

Other receivables	US$	325	59.690	(1)	19,399	US$	1,693	97,665

Total current assets	US$	209,360			12,496,715	US$	398,911	23,012,017

CURRENT LIABILITIES

Trade payables	US$	59,595	59.890	(2)	3,569,145	US$	42,184	2,446,454

Loans	US$	28,754	59.890	(2)	1,722,087	US$	11,746	681,225

Contract liabilities	US$	990	59.890	(2)	59,283		-	-

Total current liabilities	US$	89,339			5,350,515	US$	53,930	3,127,679

NON CURRENT LIABILITIES

Loans	US$	531,987	59.890	(2)	31,860,717	US$	534,595	31,003,715

Contract liabilities	US$	13,692	59.890	(2)	820,025		-	-

Total non current liabilities	US$	545,679			32,680,742	US$	534,595	31,003,715

TOTAL LIABILITIES	US$	635,018			38,031,257	US$	588,525	34,131,394

(1) Buy exchange rate at the end of fiscal year
(2) Sell exchange rate at the end of fiscal year

US$: United States of America dollars